Premises and equipment_Details of premises and equipment (Details) $ in Thousands	Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 KRW (₩)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2015 KRW (₩)
Disclosure of property plant and equipment [Line Items]
Net carrying value	₩ 2,450,492,000,000	$ 2,201,898	₩ 2,477,545,000,000	₩ 2,458,025,000,000	₩ 2,471,206,000,000
Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	3,840,967,000,000		3,873,512,000,000
Accumulated depreciation
Disclosure of property plant and equipment [Line Items]
Net carrying value	(1,390,475,000,000)		(1,395,967,000,000)
Land
Disclosure of property plant and equipment [Line Items]
Net carrying value	1,481,871,000,000		1,487,278,000,000	1,488,745,000,000	1,493,628,000,000
Land | Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	1,481,871,000,000		1,487,278,000,000
Building
Disclosure of property plant and equipment [Line Items]
Net carrying value	661,912,000,000		680,846,000,000	691,699,000,000	704,017,000,000
Building | Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	872,282,000,000		867,804,000,000
Building | Accumulated depreciation
Disclosure of property plant and equipment [Line Items]
Net carrying value	(210,370,000,000)		(186,958,000,000)
Equipment and vehicles
Disclosure of property plant and equipment [Line Items]
Net carrying value	240,013,000,000		180,072,000,000	189,902,000,000	193,291,000,000
Equipment and vehicles | Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	1,031,431,000,000		1,024,186,000,000
Equipment and vehicles | Accumulated depreciation
Disclosure of property plant and equipment [Line Items]
Net carrying value	(791,418,000,000)		(844,114,000,000)
Leasehold improvement
Disclosure of property plant and equipment [Line Items]
Net carrying value	57,594,000,000		64,787,000,000	68,958,000,000	79,744,000,000
Leasehold improvement | Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	446,264,000,000		429,665,000,000
Leasehold improvement | Accumulated depreciation
Disclosure of property plant and equipment [Line Items]
Net carrying value	(388,670,000,000)		(364,878,000,000)
Construction in progress
Disclosure of property plant and equipment [Line Items]
Net carrying value	9,099,000,000		64,559,000,000	18,717,000,000	522,000,000
Construction in progress | Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	9,099,000,000		64,559,000,000
Construction in progress | Accumulated depreciation
Disclosure of property plant and equipment [Line Items]
Net carrying value	0		0
Structures
Disclosure of property plant and equipment [Line Items]
Net carrying value	3,000,000		3,000,000	₩ 4,000,000	₩ 4,000,000
Structures | Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	20,000,000		20,000,000
Structures | Accumulated depreciation
Disclosure of property plant and equipment [Line Items]
Net carrying value	₩ (17,000,000)		₩ (17,000,000)